Cash distributions and earnings per unit - Schedule Of Incentive Distributions Made To General Partners Or Unitholders By Distribution (Details)	6 Months Ended
Jun. 30, 2021 $ / shares
Second Target Distribution [Member] | Incentive Distribution Right Holder [Member]
Affiliate, Collateralized Security [Line Items]
Percentage allocations of the additional available cash	13.00%
Third Target Distribution [Member] | Incentive Distribution Right Holder [Member]
Affiliate, Collateralized Security [Line Items]
Percentage allocations of the additional available cash	23.00%
Thereafter [Member] | Incentive Distribution Right Holder [Member]
Affiliate, Collateralized Security [Line Items]
Percentage allocations of the additional available cash	48.00%
Total Quarterly Distribution Target Amount [Member] | Minimum Quarterly Distribution [Member] | Maximum [Member]
Affiliate, Collateralized Security [Line Items]
Distribution Per Unit	$ 5.25
Total Quarterly Distribution Target Amount [Member] | First Target Distribution [Member] | Maximum [Member]
Affiliate, Collateralized Security [Line Items]
Distribution Per Unit	6.0375
Total Quarterly Distribution Target Amount [Member] | Second Target Distribution [Member] | Maximum [Member]
Affiliate, Collateralized Security [Line Items]
Distribution Per Unit	6.5625
Total Quarterly Distribution Target Amount [Member] | Second Target Distribution [Member] | Minimum [Member]
Affiliate, Collateralized Security [Line Items]
Distribution Per Unit	6.0375
Total Quarterly Distribution Target Amount [Member] | Third Target Distribution [Member] | Maximum [Member]
Affiliate, Collateralized Security [Line Items]
Distribution Per Unit	7.875
Total Quarterly Distribution Target Amount [Member] | Third Target Distribution [Member] | Minimum [Member]
Affiliate, Collateralized Security [Line Items]
Distribution Per Unit	6.5625
Total Quarterly Distribution Target Amount [Member] | Thereafter [Member] | Minimum [Member]
Affiliate, Collateralized Security [Line Items]
Distribution Per Unit	$ 7.875
Limited Partner [Member] | Minimum Quarterly Distribution [Member]
Affiliate, Collateralized Security [Line Items]
Percentage allocations of the additional available cash	98.00%
Limited Partner [Member] | First Target Distribution [Member]
Affiliate, Collateralized Security [Line Items]
Percentage allocations of the additional available cash	98.00%
Limited Partner [Member] | Second Target Distribution [Member]
Affiliate, Collateralized Security [Line Items]
Percentage allocations of the additional available cash	85.00%
Limited Partner [Member] | Third Target Distribution [Member]
Affiliate, Collateralized Security [Line Items]
Percentage allocations of the additional available cash	75.00%
Limited Partner [Member] | Thereafter [Member]
Affiliate, Collateralized Security [Line Items]
Percentage allocations of the additional available cash	50.00%
General Partner [Member] | Minimum Quarterly Distribution [Member]
Affiliate, Collateralized Security [Line Items]
Percentage allocations of the additional available cash	2.00%
General Partner [Member] | First Target Distribution [Member]
Affiliate, Collateralized Security [Line Items]
Percentage allocations of the additional available cash	2.00%
General Partner [Member] | Second Target Distribution [Member]
Affiliate, Collateralized Security [Line Items]
Percentage allocations of the additional available cash	2.00%
General Partner [Member] | Third Target Distribution [Member]
Affiliate, Collateralized Security [Line Items]
Percentage allocations of the additional available cash	2.00%
General Partner [Member] | Thereafter [Member]
Affiliate, Collateralized Security [Line Items]
Percentage allocations of the additional available cash	2.00%